FAIR VALUE MEASUREMENTS - Fair Value Liabilities with Unobservable Inputs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period			$ (6,813)
Additions			(2,708)
Payments			1,169
Remeasurement gain	$ 24	$ (23)	61	$ (64)
Foreign exchange impact			86
Balance at end of period	$ (8,205)		$ (8,205)